Plant and equipment	12 Months Ended
Oct. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Plant and equipment	Plant and equipment

For the year ended October 31,						2022
	Assets under construction	Plant equipment and other	Computer equipment	Vehicles	Leasehold improvements	Total
Cost
Balance, beginning of the year	$15.6	$6.4	$0.2	$0.2	$6.2	$28.6
Additions	119.5	0.2	1.6	0.1	3.6	125.0
Transfers	(27.7)	27.7	—	—	—	—
Balance, end of the year	107.4	34.3	1.8	0.3	9.8	153.6

Accumulated depreciation
Balance, beginning of the year	—	(1.6)	—	(0.1)	(0.5)	(2.2)
Depreciation	—	(2.7)	(0.2)	—	(0.8)	(3.7)
Balance, end of the year	—	(4.3)	(0.2)	(0.1)	(1.3)	(5.9)
Net book value	$107.4	$30.0	$1.6	$0.2	$8.5	$147.7

For the year ended October 31,						2021
	Assets under construction	Plant equipment and other	Computer equipment	Vehicles	Leasehold improvements	Total
Cost
Balance, beginning of the year	$1.9	$2.6	$—	$0.2	$1.6	$6.3
Additions	17.5	—	0.2	—	4.6	22.3
Transfers	(3.8)	3.8	—	—	—	—
Balance, end of the year	15.6	6.4	0.2	0.2	6.2	28.6

Accumulated depreciation
Balance, beginning of the year	—	(0.5)	—	—	(0.1)	(0.6)
Depreciation	—	(1.1)	—	(0.1)	(0.4)	(1.6)
Balance, end of the year	—	(1.6)	—	(0.1)	(0.5)	(2.2)
Net book value	$15.6	$4.8	$0.2	$0.1	$5.7	$26.4

For the twelve months ended October 31, 2022, $6.2 million in employee salaries and $0.6 million in share-based compensation costs (2021: $nil) were capitalized to assets under construction.

For the twelve months ended October 31, 2022, $5.2 million in borrowing costs (2021: $nil) were capitalized to assets under construction. The capitalization rate used to determine the amount of borrowing costs eligible for capitalization in the period was a weighted average effective interest rate of 12.3%.

Refer to Note 18 for details of contractual commitments to purchase fixed assets.